Segment analysis	12 Months Ended
Dec. 31, 2018
Segment analysis
Segment analysis

3. Segment analysis

The Group’s four operating and reportable segments are Metal Packaging Europe, Metal Packaging Americas, Glass Packaging Europe and Glass Packaging North America. This reflects the basis on which the Group performance is reviewed by management and presented to the CODM.

Net finance expense is not allocated to segments as these are reviewed by the CODM on a Group‑wide basis. Performance of the segments is assessed based on Adjusted EBITDA. Adjusted EBITDA consists of profit/(loss) before income tax (credit)/charge, net finance expense, depreciation and amortization and exceptional operating items. Segment revenues are derived from sales to external customers. Inter‑segmental revenue is not material.

Segment assets consist of intangible assets, property, plant and equipment, derivative financial instrument assets, deferred tax assets, other non‑current assets, inventories, contract assets, trade and other receivables and cash and cash equivalents. The accounting policies of the segments are the same as those in the consolidated financial statements of the Group as set out in Note 2.

Reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
(Loss)/profit for the year	(94)	63	(74)
Income tax charge/(credit) (Note 6)	44	(40)	55
Net finance expense (Note 5)	485	649	594
Depreciation and amortization (Notes 9, 10)	714	687	561
Exceptional operating items (Note 4)	329	149	145
Adjusted EBITDA	1,478	1,508	1,281

The segment results for the year ended December 31, 2018 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	3,592	2,187	1,623	1,695	9,097
Adjusted EBITDA	565	298	358	257	1,478
Capital expenditure	202	88	151	134	575
Segment assets	4,236	1,965	1,916	2,197	10,314

The segment results for the year ended December 31, 2017 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	3,339	1,931	1,549	1,777	8,596
Adjusted EBITDA	554	265	340	349	1,508
Capital expenditure	176	80	110	126	492
Segment assets	4,485	1,858	2,187	2,622	11,152

The segment results for the year ended December 31, 2016 are:

	Metal	Metal	Glass	Glass
	Packaging	Packaging	Packaging	Packaging
	Europe	Americas	Europe	North America	Group
	$'m	$'m	$'m	$'m	$'m
Revenue	2,470	1,168	1,541	1,835	7,014
Adjusted EBITDA	404	154	328	395	1,281
Capital expenditure	80	39	99	133	351
Segment assets	4,159	1,934	1,998	2,755	10,846

Capital expenditure is the sum of purchases of property, plant and equipment and software and other intangibles, net of proceeds from disposal of property, plant and equipment, as per the consolidated statement of cash flows.

No customer accounted for greater than 10% of total revenue in 2018 (2017: none; 2016: none).

Total revenue and non‑current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions, in countries which account for more than 10% of total revenue or non‑current assets, in the current or prior years presented, are as follows:

	Year ended December 31,
	2018	2017	2016
Revenue	$'m	$'m	$'m
U.S.	3,358	3,261	2,695
United Kingdom	969	879	801
Germany	890	801	726

	At December 31,
	2018	2017
Non-current assets	$'m	$'m
U.S.	2,190	2,218
Germany	847	1,025
United Kingdom	659	676

The revenue above is attributed to countries on a destination basis.

The Company is domiciled in Luxembourg. During the year the Group had revenues of $4 million (2017: $3 million, 2016: $2 million) with customers in Luxembourg. Non‑current assets located in Luxembourg were $nil (2017: $nil).

Within each reportable segment our packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and therefore additional disclosures relating to product lines is not necessary.